ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of
	December 31,	June 30,
	2022	2023
Payable to franchisees	652	1,242
Other payables	850	1,176
Accrued rental, utilities and other accrued expenses	332	444
Liabilities related to customer loyalty program	166	175
Value-added tax, other tax and surcharge payables	234	212
Advance from noncontrolling interest holders	103	87
Total	2,337	3,336